Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Statement of Comprehensive Income [Abstract]
Net earnings (loss)	$ 30,057	$ (158,764)	$ (259,458)
Other Comprehensive Income (Loss):
Foreign currency translation adjustments	409,069	(81,889)	87,927
Change in fair value of interest rate instruments, net of taxes of $(5,406), $(5,468) and $8,056 for the years ended June 30, 2025, 2024 and 2023, respectively	(31,898)	(20,196)	30,071
Pension adjustment, net of taxes of ($1,543), ($1,718) and ($1,682) for the years ended June 30, 2025, 2024, and 2023, respectively	(6,351)	(7,443)	(6,105)
Other comprehensive income (loss)	370,820	(109,528)	111,893
Comprehensive Income (Loss)	400,877	(268,292)	(147,565)
Net Loss Attributable to Noncontrolling Interests	(19,307)	(2,610)	0
Foreign Currency Translation Adjustments Attributable to Noncontrolling Interests	1,423	429	0
Comprehensive Income (Loss) Attributable to Coherent Corp.	$ 418,761	$ (266,111)	$ (147,565)